FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - Aurora Acquisition Corp - Recurring - USD ($)		3 Months Ended				12 Months Ended
	Mar. 08, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance		$ 733,739	$ 472,512	$ 11,262,650	$ 13,340,717	$ 13,340,717	$ 0
Initial measurement	$ 13,882,167
Change in valuation inputs or other assumptions		(253,138)	261,227	(3,813,346)	(2,078,067)	(12,868,205)	(1,576,196)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance		480,601	733,739	7,449,304	11,262,650	472,512	13,340,717
Warrants | Over-allotment Option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement							1,034,746
Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance		381,386	381,386	8,771,879	8,662,912	8,662,912	0
Initial measurement	9,152,167
Change in valuation inputs or other assumptions		(54,484)		(2,233,833)	108,967	(8,281,526)	(1,035,190)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance		326,902	381,386	6,538,046	8,771,879	381,386	8,662,912
Fair Value, Inputs, Level 3 | Over-allotment Option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement							545,935
Fair Value, Inputs, Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance		352,353	91,126	2,490,771	4,677,805	4,677,805	0
Initial measurement	$ 4,730,000
Change in valuation inputs or other assumptions		(198,654)	261,227	(1,579,513)	(2,187,034)	(4,586,679)	(541,006)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance		$ 153,699	$ 352,353	$ 911,258	$ 2,490,771	$ 91,126	4,677,805
Fair Value, Inputs, Level 1 | Over-allotment Option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement							$ 488,811